Selected Statements Of Income Data (Research And Development Costs, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Income Data [Abstract]
Total costs	$ 126,584	$ 113,671	$ 102,208
Less - grants and participations	(4,087)	(3,394)	(3,814)
Less - capitalization of software development costs	(1,110)	(1,150)	(1,311)
Research and development, net	$ 121,387	$ 109,127	$ 97,083